S000076777 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF | iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
Prospectus [Line Items]
Annual Return [Percent]	11.28%	(2.12%)	0.75%